Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds V
Prospectus Date	rr_ProspectusDate	Aug. 10, 2018
Document Creation Date	dei_DocumentCreationDate	Dec. 04, 2018